Taxes on Income	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Taxes on Income

Note 15 - Taxes on Income

A.Measurement of results for tax purposes under the Israeli Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) - 1986

As a "foreign invested company" (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the taxable income or loss and the tax basis of assets and liabilities of the Company’s Israeli operations are denominated in US Dollars.

B.Corporate tax rate in Israel

The regular corporate tax rate applied to taxable income of Israeli companies is 23% (as from 2018 onwards).

C.Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter - the "Law")

1.On December 29, 2010 the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments – 1959 (hereinafter – "the Amendment to the Law"). The Amendment to the Law is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a Preferred Company, per the definition of these terms in the Amendment to the Law.

Companies can choose to not be included in the scope of the Amendment to the Law and to stay in the scope of the law before its amendment until the end of the benefits period.

Under the Amendment to the Law, upon an irrevocable election made by a company, a uniform corporate tax rate will apply to all preferred income of such company. The Company elected to apply the uniform corporate tax rate as of 2014. From 2017 onwards, the uniform tax rate is to be 7.5% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel. The company has two facilities in Israel of which one of them is located in Development Zone A. The profits of these Preferred Companies will be freely distributable as dividends, subject to a withholding tax of 20% (or a lower rate under an applicable tax treaty).

Should the Company derive income from sources other than the Preferred Company, such income will be taxable at the regular corporate tax rates for the applicable year.

Silicom Ltd. and its Subsidiaries

Notes to the Consolidated Financial Statements

Note 15 - Taxes on Income (cont’d)

C.Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter - the "Law") (cont'd)

On December 29, 2016 the Israeli Parliament (the "Knesset") enacted the "Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016" in which the Law was also amended (hereinafter: “the Amendment”). The Amendment added new tax benefit tracks for a “preferred technological enterprise” and a “special preferred technological enterprise” which award reduced tax rates to a technological industrial enterprise for the purpose of encouraging activity relating to the development of qualifying intangible assets.

The benefits will be awarded to a “preferred company” that has a “preferred technological enterprise” or a “special preferred technological enterprise” with respect to taxable “preferred technological income” per its definition in the Law.

Preferred technological income that meets the conditions required in the law, will be subject to a reduced corporate tax rate of 12%, and if the preferred technological enterprise is located in "Development Area A" in Israel - to a reduced tax rate of 7.5%. A company that owns a special preferred technological enterprise will be subject to a reduced corporate tax rate of 6% regardless of the development area in which the enterprise is located. The Amendment is effective as from January 1, 2017.

On June 14, 2017 the Knesset Finance Committee approved "Encouragement of Capital Investment Regulations (Preferred Technological Income and Capital Gain of Technological Enterprise) – 2017" (hereinafter: “the Regulations”), which provides rules for applying the “preferred technological enterprise” and “special preferred technological enterprise” tax benefit tracks, including the Nexus formula that provides the mechanism for allocating the technological income eligible for the benefits.

Should the Company derive income from sources other than the “preferred technological enterprise”, such income will be taxable at the "Preferred Company" tax rate (for manufacturing activity in Israel) or regular corporate tax rates for the applicable year.

As a result of the aforesaid legislation, starting 2021 the Company is expected to implement the “preferred technological enterprise” tax benefit track; however, the transition to this tax benefit track is not expected to significantly change the Company's effective tax rate and the deferred tax liabilities and deferred tax assets that were recognized.

Silicom Ltd. and its Subsidiaries

Notes to the Consolidated Financial Statements

Note 15 - Taxes on Income (cont’d)

C.Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter - the "Law") (cont'd)

2.In the event of distribution by the Company of dividends out of its retained earnings that were generated prior to the 2014 tax year and were tax exempt under the "Approved Enterprise" or "Benefited Enterprise" status, the Company would be subjected to a maximum of 25% corporate tax on the amount distributed, and a further 15% withholding tax would be deducted from the amounts distributed to the shareholders.

Out of the Company’s retained earnings as of December 31, 2020, approximately US$ 54,303 thousand are tax-exempt, under our previous "Approved Enterprise" and "Benefited Enterprise" status. If such tax-exempt income is distributed as a dividend (including a liquidation dividend), it would be taxed at the regular corporate tax rate applicable to such profits (subject to a maximum rate of 25%) and an income tax liability of up to approximately US$ 13,576 thousand would be incurred as of December 31, 2020. The Company anticipates that any future dividends distributed pursuant to its dividend policy, will be distributed from income sources which will not impose additional tax liabilities on the Company. The Company intends to reinvest its tax-exempt income. Accordingly, no deferred tax liability has been recognized for income attributable to the Company’s previous "Approved Enterprise" or "Benefited Enterprise" status. If the Company was to declare a dividend from its tax-exempt income, an income tax expense would be recognized in the period a dividend is declared.

Silicom Ltd. and its Subsidiaries

Notes to the Consolidated Financial Statements

Note 15 - Taxes on Income (cont’d)

D.Taxation of the subsidiaries

1.The subsidiary Silicom Inc. files tax returns with US federal tax authorities and with state tax authorities in the states of New Jersey, California, Virginia, New York, New Mexico, Tennessee, Texas and Illinois.

The federal corporate income tax rate is 21%.

2.The subsidiary Silicom Denmark is taxed according to the tax laws in Denmark.

3.The Company has not provided for Israeli income and foreign withholding taxes on US$ 8,702 thousand of its non-Israeli subsidiaries' undistributed earnings as of December 31, 2020. The earnings could become subject to tax if earnings are remitted or deemed remitted as dividends or upon sale of a subsidiary.

The Company currently has no plans to repatriate those funds and intends to indefinitely reinvest them in its non-Israeli operations. The unrecognized deferred tax liability associated with these temporary differences was approximately US$ 1,188 thousand at December 31, 2020.

4.As of December 31, 2020, the net operating loss carry-forwards of the Companys’ subsidiaries for tax purposes amounted to approximately US$ 300 thousand. These losses are available to offset any future taxable income.

E.Tax assessments

1.For the Israeli jurisdiction the Company has final tax assessments for all years up to and including the tax year ended December 31, 2015.

2.For the US federal jurisdiction, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2016. For the New Jersey and California state jurisdictions, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2015. For the Virginia, Tennessee, New York and New Mexico state jurisdictions, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2017. For the Texas state jurisdiction, Silicom Inc. has open tax assessments for the years 2018 through 2020. For the Illinois state jurisdiction, Silicom Inc. has open tax assessment for the year 2020.

3.For the Danish jurisdiction, Silicom Denmark has final tax assessments for all years up to and including the tax year ended December 31, 2015.

Silicom Ltd. and its Subsidiaries

Notes to the Consolidated Financial Statements

Note 15 - Taxes on Income (cont’d)

F.Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2018	2019	2020
	US$ thousands

Income before income taxes:
Israel	14,703	9,339	5,565
Foreign jurisdictions	2,871	2,520	1,717
	17,574	11,859	7,282

Current taxes:
Israel	2,400	1,732	1,260
Foreign jurisdictions	831	611	506
	3,231	2,343	1,766

Current tax (benefits) expenses relating to prior years:
Israel	(73)	(17)	50
Foreign jurisdictions	(226)	(4)	(198)
	(299)	(21)	(148)

Deferred taxes:
Israel	(106)	(904)	8
Foreign jurisdictions	111	205	(69)
	5	(699)	(61)

Income tax expense	2,937	1,623	1,557

Silicom Ltd. and its Subsidiaries

Notes to the Consolidated Financial Statements

Note 15 - Taxes on Income (cont’d)

G.Deferred tax assets and liabilities

The tax effects of significant items comprising the Company’s deferred tax assets and liabilities are as follows:

	December 31	December 31
	2019	2020
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	327	368
Research and development costs	1,597	1,859
Operating loss carryforwards	196	66
Property, plant and equipment	31	-
Share based compensation	374	365
Intangible assets	347	287
Operating lease liabilities	-	1,121
Other	-	1
Total deferred tax assets	2,872	4,067

Deferred tax liabilities:
Intangible assets	(397)	(203)
Goodwill	(879)	(1,089)
Operating leases right-of-use, net	-	(1,100)
Other	(3)	(21)
Total deferred tax liabilities	(1,279)	(2,413)

Net deferred tax assets	1,593	1,654

In Israel	1,798	1,790
Foreign jurisdictions	(205)	(136)
Net deferred tax assets	1,593	1,654

Non-current deferred tax assets	1,798	1,790
Non-current deferred tax liabilities	(205)	(136)

Silicom Ltd. and its Subsidiaries

Notes to the Consolidated Financial Statements

Note 15 - Taxes on Income (cont’d)

H.Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2018	2019	2020
	US$ thousands

Income before income taxes	17,574	11,859	7,282
Statutory tax rate in Israel	23.0%	23.0%	23.0%
	4,042	2,728	1,675

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	295	417	508
Prior years adjustments	(299)	(21)	(148)
Tax effect due to

"Preferred Enterprise" status*	(1,398)	(1,099)	(714)
Statutory rate differential	176	18	105
Changes in tax rate	-	7	181
Creation of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	-	(476)	-
Other	121	49	(50)

Income tax expense	2,937	1,623	1,557

*	The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows:

	Year ended December 31
	2018	2019	2020

Basic	0.19	0.15	0.10

Diluted	0.18	0.15	0.10

Silicom Ltd. and its Subsidiaries

Notes to the Consolidated Financial Statements

Note 15 - Taxes on Income (cont’d)

I.Accounting for uncertainty in income taxes

The accounting literature clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The standards prescribe a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position.

During 2018, 2019 and 2020 the Company and its subsidiaries did not have any significant unrecognized tax benefits and thus, no related interest and penalties were accrued.

In addition, the Company and its subsidiaries do not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.